Right of Use Assets - Schedule of Right of Use Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Right Of Use Assets
Cost, Beginning balance		$ 366,421
Cost, Additions during the year	302,745
Cost, Write-off during the year		(366,421)
Cost, Effects of currency translation
Cost, Ending balance	302,745
Accumulated depreciation, Beginning balance		102,257
Accumulated depreciation, Depreciation during the year	25,035	102,890
Accumulated depreciation, Write-off during the year		(205,147)
Accumulated depreciation, Effects of currency translation	194
Accumulated depreciation, Ending balance	25,229
Net book value		264,164
Net book value	$ 277,516